Segment Information (Schedule of Business Segments) (Details) (USD $) In Millions, unless otherwise specified	3 Months Ended	12 Months Ended
	Mar. 31, 2010	Dec. 31, 2012		Dec. 31, 2011		Dec. 31, 2010
Segment Reporting Information [Line Items]
Net sales		$ 6,418		$ 6,763		$ 5,918
Other (charges) gains, net		(14)		(48)		(46)
Operating profit (loss)		175	[1]	402	[1]	398	[1]
Equity in net earnings (loss) of affiliates		242		192		168
Depreciation and amortization		308		298		287
Capital expenditures		339	[2]	364	[2]	222	[2]
Goodwill and intangible assets, net		942		957
Total assets		9,000		8,518
Increase (decrease) in accrued capital expenditures		(22)		15		21
Accelerated amortization	22
Advanced Engineered Materials [Member]
Segment Reporting Information [Line Items]
Net sales		1,261		1,298		1,109
Other (charges) gains, net		(2)		(49)		31
Operating profit (loss)		95	[1]	79	[1]	182	[1]
Equity in net earnings (loss) of affiliates		190		161		144
Depreciation and amortization		113		100		76	[3]
Capital expenditures		51		64		52
Goodwill and intangible assets, net		372		391
Total assets		2,703		2,787
Accelerated amortization						2
Consumer Specialties [Member]
Segment Reporting Information [Line Items]
Net sales		1,186	[4]	1,161	[4]	1,098	[4]
Other (charges) gains, net		(4)	[5]	(3)		(76)
Operating profit (loss)		251	[1]	229	[1]	163	[1]
Equity in net earnings (loss) of affiliates		6		2		2
Depreciation and amortization		45		44		42
Capital expenditures		65		92		50
Goodwill and intangible assets, net		276		277
Total assets		1,296		1,154
Inter-segment sales		4		3		9
Industrial Specialties [Member]
Segment Reporting Information [Line Items]
Net sales		1,184		1,223		1,036
Other (charges) gains, net		0		0		25	[6]
Operating profit (loss)		86	[1]	102	[1]	89	[1]
Equity in net earnings (loss) of affiliates		0		0		0
Depreciation and amortization		55		45		41
Capital expenditures		38		71		55
Goodwill and intangible assets, net		65		54
Total assets		963		901
Acetyl Intermediates [Member]
Segment Reporting Information [Line Items]
Net sales		3,231	[4]	3,551	[4]	3,082	[4]
Other (charges) gains, net		0		14		(12)
Operating profit (loss)		269	[1]	458	[1]	237	[1]
Equity in net earnings (loss) of affiliates		11		5		5
Depreciation and amortization		80		96		117	[3]
Capital expenditures		169		122		49
Goodwill and intangible assets, net		229		235
Total assets		2,238		2,035
Inter-segment sales		440		468		400
Accelerated amortization						20
Other Activities [Member]
Segment Reporting Information [Line Items]
Net sales		0		1		2
Other (charges) gains, net		(8)	[5]	(10)		(14)	[6]
Operating profit (loss)		(526)	[1]	(466)	[1]	(273)	[1]
Equity in net earnings (loss) of affiliates		35		24		17
Depreciation and amortization		15		13		11
Capital expenditures		16		15		16
Goodwill and intangible assets, net		0		0
Total assets		1,800		1,641
Eliminations [Member]
Segment Reporting Information [Line Items]
Net sales		(444)		(471)		(409)
Other (charges) gains, net		0		0		0
Operating profit (loss)		0	[1]	0	[1]	0	[1]
Equity in net earnings (loss) of affiliates		0		0		0
Depreciation and amortization		0		0		0
Capital expenditures		0		0		0
Goodwill and intangible assets, net		0		0
Total assets		0		0
Narrows, Virginia [Member] | Consumer Specialties [Member]
Segment Reporting Information [Line Items]
Insurance recoveries		9		0		0
Edmonton, Alberta, Canada [Member] | Industrial Specialties [Member]
Segment Reporting Information [Line Items]
Insurance recoveries		0		0		25
Edmonton, Alberta, Canada [Member] | Industrial Specialties [Member] | Other Insurance Recoveries [Member]
Segment Reporting Information [Line Items]
Insurance recoveries						$ 7

[1]	As Adjusted (Note 2)
[2]	Excludes expenditures related to the relocation of the Company’s POM operations in Germany (Note 27) and includes a decrease in accrued capital expenditures of $22 million for the year ended December 31, 2012 and an increase of $15 million and $21 million for the years ended December 31, 2011 and 2010, respectively.
[3]	Includes $2 million for Advanced Engineered Materials and $20 million for Acetyl Intermediates for the accelerated amortization of the unamortized prepayment related to a raw material purchase agreement (Note 23).
[4]	Net sales for Acetyl Intermediates and Consumer Specialties include inter-segment sales of $440 million and $4 million, respectively, for the year ended December 31, 2012 and $468 million and $3 million, respectively, for the year ended December 31, 2011; and $400 million and $9 million, respectively, for the year ended December 31, 2010.
[5]	Includes $9 million of insurance recoveries received from the Company's captive insurance companies related to the Narrows, Virginia facility that eliminates in consolidation.
[6]	Includes $7 million of insurance recoveries received from the Company’s captive insurance companies related to the Edmonton, Alberta, Canada facility that eliminates in consolidation.